Employee Future Benefits - Summary of Cash Payments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 144	$ 151
Retiree welfare plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	11	11
Defined benefit plans [Member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	59	61
Defined benefit plans [Member] | Retiree welfare plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	11	11
Defined contribution plans [Member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	85	$ 90
Defined contribution plans [Member] | Retiree welfare plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 0